Digital Institutional [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Digital Institutional [Member] | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	2.37%	1.64%